Share-Based Compensation And Other Related Information - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	1,143,348	698,387	936,123
Weighted average remaining contractual life of outstanding share options	1 year 10 months 28 days
Weighted Average Exercise Price (CAD$ per share)	$ 33.84	$ 15.00	$ 16.56
Number Exercisable at Year End (shares) | shares	1,045,982
Weighted Average Exercise Price (CAD$ per share)	$ 35.16
$9.76 - $23.61 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	476,368
Weighted average remaining contractual life of outstanding share options	3 years 11 months 10 days
Weighted Average Exercise Price (CAD$ per share)	$ 14.96
Number Exercisable at Year End (shares) | shares	401,790
Weighted Average Exercise Price (CAD$ per share)	$ 14.48
$9.76 - $23.61 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	9.76
$9.76 - $23.61 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 23.61
$23.62 - $35.21 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	150,614
Weighted average remaining contractual life of outstanding share options	1 year 2 months 9 days
Weighted Average Exercise Price (CAD$ per share)	$ 27.72
Number Exercisable at Year End (shares) | shares	127,826
Weighted Average Exercise Price (CAD$ per share)	$ 27.94
$23.62 - $35.21 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	23.62
$23.62 - $35.21 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 35.21
$35.22 - $46.53 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	179,488
Weighted average remaining contractual life of outstanding share options	4 months 10 days
Weighted Average Exercise Price (CAD$ per share)	$ 41.72
Number Exercisable at Year End (shares) | shares	179,488
Weighted Average Exercise Price (CAD$ per share)	$ 41.72
$35.22 - $46.53 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	35.22
$35.22 - $46.53 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 46.53
$46.54 - $54.15 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	189,106
Weighted average remaining contractual life of outstanding share options	2 months 2 days
Weighted Average Exercise Price (CAD$ per share)	$ 51.60
Number Exercisable at Year End (shares) | shares	189,106
Weighted Average Exercise Price (CAD$ per share)	$ 51.60
$46.54 - $54.15 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	46.54
$46.54 - $54.15 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 54.15
$54.16 - $97.26 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	147,772
Weighted average remaining contractual life of outstanding share options	2 months 10 days
Weighted Average Exercise Price (CAD$ per share)	$ 68.63
Number Exercisable at Year End (shares) | shares	147,772
Weighted Average Exercise Price (CAD$ per share)	$ 68.63
$54.16 - $97.26 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	54.16
$54.16 - $97.26 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 97.26